Acquisitions and Disposals - Summary of Investment in Associates and Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Net cash inflow/(outflow) from investing activities	£ 2,161	£ (5,354)	£ (1,553)
Associates and joint ventures 2018 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received			3
Net cash inflow/(outflow) from investing activities			3
2019 disposals [member]
Disclosure of detailed information about business combination [line items]
Transaction Costs		27
Business combinations [member] | 2018 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received			2
Net deferred consideration			24
Net cash inflow/(outflow) from investing activities			26
Business combinations [member] | 2019 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received		161
Net deferred consideration		29
Transaction Costs		(73)
Cash and cash equivalents acquired/divested		(13)
Net cash inflow/(outflow) from investing activities		104
Business combinations [member] | Cash flows in 2019 [member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received		(3,860)
Transaction Costs		(95)
Cash and cash equivalents acquired/divested		384
Net cash inflow/(outflow) from investing activities		(3,571)
Business combinations [member] | 2020 disposals [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received	786
Net deferred consideration	(19)
Transaction Costs	(27)
Cash and cash equivalents acquired/divested	(481)
Net cash inflow/(outflow) from investing activities	259
Business combinations [member] | 2020 Acquisitions [member]
Disclosure of detailed information about business combination [line items]
Transaction Costs	(6)
Cash and cash equivalents acquired/divested	21
Net cash inflow/(outflow) from investing activities	15
Business combinations [member] | Associates and joint ventures 2020 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received	(4)
Net cash inflow/(outflow) from investing activities	£ (4)
Associates and JV investments [member] | 2018 investments [member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received			(10)
Net cash inflow/(outflow) from investing activities			£ (10)
Associates and JV investments [member] | 2019 investments [member]
Disclosure of detailed information about business combination [line items]
Cash consideration (paid)/received		(11)
Net cash inflow/(outflow) from investing activities		£ (11)